CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements Of Comprehensive Loss Income
Net (loss) income	$ 6,448	$ (33,904)	$ (93,419)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustment	(384)	381	(2,974)
Comprehensive (loss) income	6,064	(33,523)	(96,393)
Less: comprehensive loss attributable to non-controlling interests	(1,079)	(2,427)	(2,156)
Comprehensive (loss) income attributable to AirNet Technology Inc.'s shareholders	$ 7,143	$ (31,096)	$ (94,237)